SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Contract assets – current, net:
Revenue recognized in excess of amounts paid or billed (account receivable) to the Group on uncompleted contracts		¥ 143,899,869	¥ 125,144,653
Retention receivables		2,337,851	226,996
Less: allowance for credit loss		(2,604,481)	(2,292,498)	¥ (1,253,735)
Total	$ 19,793,190	143,633,239	123,079,151
Contract assets – non- current, net:
Retention receivables		4,348,188	4,824,870
Less: allowance for credit loss
Total	599,196	4,348,188	4,824,870
Contract liabilities:
Payments received or receivable in excess of revenue recognized on uncompleted contracts		2,337,063	255,740
Total	$ 322,056	¥ 2,337,063	¥ 255,740